UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chapman Capital L.L.C.
Address:  1007 N. Sepulveda Blvd. #129
          Manhattan Beach, CA  90267


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Jordan Frenkel
Title:  Controller
Phone:  (310) 373-0404


Signature, Place, and Date of Signing:

     /s/  R. Jordan Frenkel     Manhattan Beach, CA     November 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $217,531 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 TITLE OF              VALUE      SHRS/     SH/  PUT/  INVSTMT  OTHER    VOTING        AUTHORITY
NAME OF ISSUER                    CLASS      CUSIP    (x1,000)   PRN AMT    PRN  CALL  DSCRETN  MGRS      SOLE      SHARED    NONE
ANDREW CORP                      COM       034425108    8,576      619,217  SH         SOLE     NO        619,217          -     -
ATARI INC                        COM       04651M204       28       10,852  SH         SOLE     NO         10,852          -     -
BLUEGREEN CORP                   COM       096231105    6,974      899,855  SH         SOLE     NO        899,855          -     -
BOSTON SCIENTIFIC CORP           COM       101137107    2,443      175,100  SH         SOLE     NO        175,100          -     -
BUILDING MATERIALS HOLDING CORP  COM       120113105   28,104    2,656,339  SH         SOLE     NO      2,656,339          -     -
H & R BLOCK INC                  CALL      0936718AD    2,330      110,000  SH   CALL  SOLE     NO        110,000          -     -
CENTURY BANCORP INC-CL A         COM       156432106    1,224       56,220  SH         SOLE     NO         56,220          -     -
CHEMTURA CORP                    COM       163893100      578       65,000  SH         SOLE     NO         65,000          -     -
CITADEL BROADCASTING CORP        COM       17285T106      416      100,000  SH         SOLE     NO        100,000          -     -
CORPORATE EXPRESS                COM         5516751    9,336      856,962  SH         SOLE     NO        856,962          -     -
DEPOMED INC                      COM       249908104       69       33,898  SH         SOLE     NO         33,898          -     -
ENTERTAINMENT DIST CO INC        COM       29382J105   11,201    8,750,610  SH         SOLE     NO      8,750,610          -     -
ESPEED INC                       COM       296643109    5,969      699,800  SH         SOLE     NO        699,800          -     -
FREMONT GENERAL CORP             COM       357288109   14,358    3,681,468  SH         SOLE     NO      3,681,468          -     -
FREMONT GENERAL FINANCING I      COM       356905208      475       26,400  SH         SOLE     NO         26,400          -     -
FSI INTERNATIONAL INC            COM       302633102    5,795    2,487,053  SH         SOLE     NO      2,487,053          -     -
GRIFFON CORP                     COM       398433102    4,530      300,000  SH         SOLE     NO        300,000          -     -
HARRIS INTERACTIVE INC           COM       414549105    1,985      460,633  SH         SOLE     NO        460,633          -     -
IAC/INTERACTIVECORP              COM       44919P300    1,484       50,000  SH         SOLE     NO         50,000          -     -
IPASS INC                        COM       46261V108      841      200,134  SH         SOLE     NO        200,134          -     -
KULICKE & SOFFA INDUSTRIES INC   COM       501242101    8,648    1,019,818  SH         SOLE     NO      1,019,818          -     -
LEVITT CORPORATION               COM       52742P108      413      205,353  SH         SOLE     NO        205,353          -     -
LIGAND PHARMACEUTICALS INC       COM       53220K207      886      165,865  SH         SOLE     NO        165,865          -     -
MAGNA ENTERTAINMENT CORP         COM       559211107    1,642      723,557  SH         SOLE     NO        723,557          -     -
MEADE INSTRUMENTS CORP           COM       583062104      201      100,000  SH         SOLE     NO        100,000          -     -
NABI BIOPHARMACEUTICALS          COM       629519109   23,286    5,735,441  SH         SOLE     NO      5,735,441          -     -
NORTEL NETWORKS CORP NEW         COM       656568508    2,622      154,400  SH         SOLE     NO        154,400          -     -
OPENWAVE SYS INC NEW             COM       683718308    1,752      400,000  SH         SOLE     NO        400,000          -     -
OPTIMAL GROUP INC CL A           COM       68388R208    1,148      212,645  SH         SOLE     NO        212,645          -     -
PACKETEER INC                    COM       695210104   26,569    3,495,872  SH         SOLE     NO      3,495,872          -     -
PHH CORP NEW                     COM       693320202    3,230      122,900  SH         SOLE     NO        122,900          -     -
PHOTON DYNAMICS INC              COM       719364101    3,242      358,206  SH         SOLE     NO        358,206          -     -
SALESFORCE.COM INC               PUT       79466L8WJ    4,106       80,000  SH   PUT   SOLE     NO         80,000          -     -
SALESFORCE.COM INC               PUT       79466L8VJ    5,132      100,000  SH   PUT   SOLE     NO        100,000          -     -
PUTNAM PREMIER INCOME TRUST      COM       746853100      290       45,679  SH         SOLE     NO         45,679          -     -
RADIO ONE INC                    COM       75040P405      627      168,045  SH         SOLE     NO        168,045          -     -
SABA SOFTWARE INC                COM       784932600    2,489      510,137  SH         SOLE     NO        510,137          -     -
STEVEN MADDEN LTD                COM       556269108    1,104       58,250  SH         SOLE     NO         58,250          -     -
SYNOVUS FINANCIAL CORP           COM       87161C105      373       13,300  SH         SOLE     NO         13,300          -     -
TEKELEC INC                      COM       879101103    2,420      200,000  SH         SOLE     NO        200,000          -     -
TENET HEALTHCARE CORP            COM       88033G100      261       77,600  SH         SOLE     NO         77,600          -     -
VION PHARMACEUTICALS INC         COM       927624106      570      739,996  SH         SOLE     NO        739,996          -     -
VITESSE SEMICONDUCTOR CORP       COM       928497106   19,334   20,139,471  SH         SOLE     NO     20,139,471          -     -
WESTWOOD ONE INC                 COM       961815107      473      171,833  SH         SOLE     NO        171,833          -     -
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